Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Current assets
Allowance for receivables	$ 4,205	$ 4,392
Shareholders' (deficit) equity
Common stock, no par value
Common stock, shares authorized	Unlimited	Unlimited
Common stock, shares issued	12,242,992	12,219,091
Treasury shares	41,050	41,050